LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
LOSS PER SHARE
Schedule of loss per share calculation

Loss per share is calculated as follows:

	For the six months	For the six months	For the six months
	ended June	ended June	ended June
	30, 2019	30, 2020	30, 2020
	RMB	RMB	US$
			(Note 3)
Numerator:

Net loss attributable to ordinary shareholders before change in redeemable noncontrolling interest	(40,486,287)	415,176,032	58,764,353
Change in redeemable noncontrolling interest	(10,497,201)	(738,246)	(104,492)
Net loss attributable to ordinary shareholders	(50,983,488)	414,437,786	58,659,861

Denominator:

Denominator for basic and diluted loss per share – weighted-average shares outstanding	84,283,464	115,876,017	115,876,017

Loss per share
- Basic and diluted	(0.60)	3.88	0.55

Loss per share is calculated as follows:

	For the year	For the year	For the year	For the year
	ended December	ended December	ended December	ended December
	31, 2017	31, 2018	31, 2019	31, 2019
	RMB	RMB	RMB	US$
				(Note 3)
Numerator:

Net loss attributable to ordinary shareholders before change in redeemable noncontrolling interest	(118,165,850)	(217,092,926)	(177,795,168)	(25,538,677)
Change in redeemable noncontrolling interest	(57,126,233)	(40,918,773)	(12,827,598)	(1,842,569)
Net loss attributable to ordinary shareholders	(175,292,083)	(258,011,699)	(190,622,766)	(27,381,246)

Denominator:

Denominator for basic and diluted loss per share – weighted-average shares outstanding	33,426,448	62,114,760	106,407,008	106,407,008

Loss per share
- Basic and diluted	(5.24)	(4.15)	(1.79)	(0.26)